Parent Company Only Financial Information (Condensed Statements Of Cash Flows) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 416,231	¥ 452,645	¥ 868,662
Cash flows from investing activities:
Purchases of other investment securities	(46,861)	(39,196)	(379,154)
Net decrease (increase) in interest-earning deposits in other banks	1,344,430	(2,916,248)	(1,273,410)
Other-net	11,462	(40,187)	(93,012)
Cash flows from financing activities:
Repayment of long-term debt	(2,263,232)	(3,109,981)	(2,467,525)
Proceeds from issuance of common stock, net of stock issue expenses			1,036,053
Proceeds from sales of treasury stock	130	327	1,077
Payments for acquisition of preferred stock		(250,000)
Payments to acquire treasury stock	(18)	(86)	(4,621)
Dividends paid	(187,561)	(190,299)	(149,486)
Other-net	(11,523)	15,525	4,256
Cash and cash equivalents at beginning of fiscal year	3,230,804	2,862,523	3,071,252
Cash and cash equivalents at end of fiscal year	3,230,409	3,230,804	2,862,523
MUFG [Member]
Cash flows from operating activities:
Net income (loss) attributable to Mitsubishi UFJ Financial Group	416,231	452,645	868,662
Adjustments and other	(133,368)	(111,730)	(643,734)
Net cash provided by (used in) operating activities	282,863	340,915	224,928
Cash flows from investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	17,371	250,000	1,526
Purchases of equity investments in subsidiaries and affiliated companies	(20,000)	(89,042)	(1,453,127)
Purchases of other investment securities			(5)
Net decrease (increase) in interest-earning deposits in other banks	18,696	(70,502)	(49,663)
Other-net	(7,245)	(1,486)	(5,833)
Net cash provided by (used in) investing activities	8,822	88,970	(1,507,102)
Cash flows from financing activities:
Net increase in short-term borrowings from subsidiaries	66,600	531,197	143,403
Proceeds from issuance of long-term debt to subsidiaries and affiliated companies			380,499
Repayment of long-term debt	(8)	(230,025)	(100,007)
Repayment of long-term debt to subsidiaries and affiliated companies	(169,710)	(295,652)	(12,800)
Proceeds from issuance of common stock, net of stock issue expenses			1,026,341
Proceeds from sales of treasury stock	3	4	30
Payments for acquisition of preferred stock		(250,000)
Payments to acquire treasury stock	(12)	(30)	(246)
Dividends paid	(187,616)	(190,455)	(149,551)
Other-net	(1,346)	(386)	(2,269)
Net cash provided by (used in) financing activities	(292,089)	(435,347)	1,285,400
Net increase (decrease) in cash and cash equivalents	(404)	(5,462)	3,226
Cash and cash equivalents at beginning of fiscal year	11,026	16,488	13,262
Cash and cash equivalents at end of fiscal year	¥ 10,622	¥ 11,026	¥ 16,488